UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS
(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854
(Address of principal executive offices) (Zip code)

Managers Investment Group LLC
800 Connecticut Avenue, Norwalk, Connecticut 06854
(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: MARCH 31, 2005          (1stQuarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2005

Security Description	Shares	Value
Common Stocks - 97.6%
Consumer Discretionary - 17.7%
Advance Auto Parts, Inc.*	700	$35,315
Autoliv, Inc.	1,000	47,650
Entercom Communications Corp.*	700	24,864
Getty Images, Inc.* [2]	600	42,666
Lamar Advertising Co.*	1,500	60,435
Marvel Enterprises, Inc.*	1,100	22,000
Mohawk Industries, Inc.*	700	59,010
Regal Entertainment Group	900	18,927
SCP Pool Corp.	1,000	31,860
Tiffany & Co. [2]	600	20,712
Weight Watchers International Inc.*	600	25,788
Total Consumer Discretionary		389,227

Energy - 4.9%
Apache Corp.	400	24,492
Ashland Inc.	400	26,988
BJ Services Co.	700	36,316
Patterson-UTI Energy, Inc.	800	20,016
Total Energy		107,812

Financials - 18.9%
AMBAC Financial Group Inc.	400	29,900
CapitalSource Inc.*	3,200	73,600
CB Richard Ellis Group, Inc.*	1,700	59,483
Commerce Bancorp, Inc.[2]	700	22,729
Countrywide Financial Corp.	1,300	42,198
Investors Financial Services Corp.	700	34,237
Legg Mason, Inc.	400	31,256
Markel Corp.*	100	34,521
Moody's Corp.	300	24,258
North Fork Bancorp., Inc.	900	24,966
SEI Investments Co.	600	21,696
UCBH Holdings, Inc.	400	15,960
Total Financials		414,804

Health Care - 16.4%
Cephalon, Inc. [2]	600	28,098
Cytyc Corp.*	800	18,408
DaVita, Inc.*	2,900	121,365
Edwards Lifesciences Corp.* [2]	600	25,932
Express Scripts, Inc.*	400	34,876
Fisher Scientific International, Inc.*	300	17,076
Human Genome Sciences, Inc.*	2,100	19,362
Lincare Holdings, Inc.*	900	39,807
Shire Pharmaceuticals Group PLC	800	27,424
VCA Antech Inc.*	1,400	28,322
Total Health Care		360,670

Industrials - 8.9%
ChoicePoint, Inc.*	800	32,088
Dun & Bradstreet Corp.*	500	30,725
Education Management Corp.*	1,400	39,130
Hewitt Associates, Inc., Class A*	500	13,311
R.R. Donnelley & Sons, Co.	1,300	41,106
Stericycle, Inc.*	900	39,780
Total Industrials		196,140

Information Technology - 19.1%
Affiliated Computer Services, Inc.* [2]	800	42,592
Alliance Data Systems Corp.*	1,000	40,400
Altera Corp.*	1,300	25,714
ASML Holding N.V.*	1,400	23,478
ATI Technologies, Inc.*	2,100	36,246
Broadcom Corp., Class A*	600	17,952
CDW Corp. [2]	600	34,008
Check Point Software Technologies Ltd.*	1,300	28,262
Cognos, Inc.*	600	25,164
Dolby Laboratories, Inc.*	200	4,700
Electronic Arts, Inc.*	200	10,356
Intuit, Inc.* [2]	400	17,508
Mercury Interactive Corp. [2]	300	14,214
Mettler Toledo International, Inc.*	500	23,750
Microchip Technology, Inc.	1,100	28,611
National Semiconductor Corp.*	400	8,244
Tekelec*[2]	1,000	15,940
VeriSign, Inc.* [2]	800	22,960
Total Information Technology		420,099

Materials - 7.0%
Pactiv Corp.* [2]	1,200	28,020
Potash Corp of Saskatchewan[2]	500	43,755
Sealed Air Corp.* [2]	700	36,358
Vulcan Materials Co.	800	45,464
Total Materials		153,597

Telecommunication Services - 4.7%
America Movil , S.A. de C.V	600	30,960
American Tower Corp.*	1,800	32,814
Spectrasite, Inc.*	700	40,579
Total Telecommunication Services		104,353

Total Common Stocks (cost $2,200,149)		2,146,702

Other Investment Companies - 20.8%[1]
Bank of New York Institutional Cash Reserves Fund, 2.87%[3]	209,049	209,049
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.59%	248,489	248,489
Total Other Investment Companies (cost $457,538)		457,538

Total Investments - 118.4% (cost $2,657,686)		2,604,240

Other Assets, less Liabilities - (18.4)%		(403,879)
Net Assets - 100.0%		$2,200,361

Note: Based on the approximate cost of investments of $2,657,687 for Federal income tax purposes at March 31, 2005, the aggregate gross unrealized appreciation and depreciation were $17,076 and $70,523, respectively, resulting in net unrealized depreciation of investments of $53,447.

* Non-income-producing securities.

[1]	Yield shown for an investment company represents the March 31, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of March 31, 2005, amounting to a market value of $205,897, or approximately 9.4% of net assets.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Item 2. Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By: /s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: May 31, 2005

By: Bruce Aronow
Bruce Aronow, Chief Financial Officer

Date: May 31, 2005